Shareholder's Equity	12 Months Ended
Dec. 31, 2020
Shareholder's Equity
Shareholder's Equity
23	Shareholder’s Equity

23a. Capital reserve - Share-based compensation

Share-base compensation plan on combined carve-out financial statements from October 11, 2018 to July 31,2020 – note2a)

On September 3, 2018, Cogna Group’s stockholders approved a restricted share-based compensation plan, on which may be granted rights to receive a maximum number of restricted shares not exceeding 19,416,233 shares, corresponding to 1.18% of the Cogna Group’s total share capital at the Plan’s approval date, excluding shares held in treasury on such date. This program should be wholly settled with the delivery of the shares.

Cogna Group’s obligation to transfer the restricted shares under the Plan, in up to 10 days from the end of the vesting period, is contingent upon the continuing employment relationship of the employee or officer, as appropriate, for a period of three years from the date the respective agreement is signed.

The number of outstanding restricted shares as from December 31, 2019 to July 31, 2020 was 159,919 and the grant date fair value was 10.58. Based on the allocation criteria defined in Note 2a, the Company Consolidated Statement of Profit or Loss and Other Comprehensive Income by R$ 686 for the year ended as of December 31, 2020 (R$ 1,372 for the year ended as of December 31, 2019 and R$ 475 for the period from October 11, 2018 to December 31, 2018).

Share-base compensation plan on consolidated financial statements

On July 23, 2020 the Company approved its new stock option share plan named (“RSU” or “Restrict Share Units”). The purpose of RSU plan is to enhance the engagement of eligible persons in the creation of value and profitability of the Company by providing such eligible persons with an opportunity to obtain restricted share units and thus provide an increased incentive fo eligible persons to make significant and extraordinary contributions to the long-term performance and growth of the Company. See below the RSU’s plans by share units:

Vasta Share Units Plans

Vasta Plans	December 31, 2019	Employees Shares transferred from Cogna to the Company (c)	Share units granted July	Share units granted in November	Share units to be issued and delivered	December 31, 2020
Bonus Vasta Plan to Vasta (a)	-	-	142,323	-	(142,323)	-
Bonus Vasta Plan to Cogna (a)	-	-	269,080	-	(269,080)	-
Long term investment – Vasta to Vasta and Cogna (b)	-	29,736	821,918	80,950	-	932,604

Total	-	29,736	1,233,321	80,950	(411,404)	932,603

(a)

IPO Bonus – Part of RSUs were considered as IPO Bonus, being 411,404 (see column share units to be issued and delivered) share units granted to Vasta and Cogna employees at USD 19,00 unit price (fair value) exchanged to US dollar at R$ 5.14. The amount of compensation based on share units was R$ 29,124, net of withholding taxes, affected consolidated statement of Profit and Loss and Equity reserves as well as R$ 10,408 referred to labor charges which impacted the consolidated statement of Profit and Loss and consequently, labor liability. This RSU plan will be settled with shares after the lock up period of 1 year, and those shares will be purchased and delivered after the lock up period.

(b)

Long Term Investment – (“ILP”) – The Company compensates part of its employees and management. This plan will grant up to 3% of the Company’s class A share units. The Company will grant the limit of five tranches approved by the Company’s Board of Directors. The fair value of share units is measured at market value quoted on the grant date, the plan presents vesting period corresponding to 5 years added by expected volatility of 30%, and it will be settled with Company shares, all taxes and contributions being paid by the Company without additional costs to employees and management.

(c)

On July 31, 2020, part of Vasta management eligible to Cogna Plan had cancelled 330,322 shares not vested pertained to Cogna Group and the Company offered 29,736 Vasta share units through process of shares rearrangement.

As of December 31, 2020, the Company granted two ILP plans, as follow:

July Plan – granted on July 31, 2020, totaling 821,918 shares at USD 19.00-unit price (fair value) exchange to US dollar at R$ 5.14 weighted by expected volatility of 30%. The amount of compensation based on share units that affected the Share-based compensation in Equity is R$ 9,595 net of withholding taxes, and the corresponding labor charges in the amount of R$ 3,348 impacted labor liability and consolidated statement of Profit and Loss.

November Plan – granted on November 10, 2020, totaling 80,950 shares at USD 12.58-unit price (fair value) exchange to USD dollar at R$5.37 weighted by percentage of expected volatility of 30% and 60 months as vesting period. The amount of compensation based on share units that affected the Share-based compensation in Equity is R$ 243, and the corresponding labor charges in the amount of R$ 161 impacted labor liability, and consolidated statement of Profit and Loss.

Effects on Consolidated Statement of Profit or Loss – Share based compensation

The Combined effect of events on stock based compensation expenses in the Statement of Profit or Loss as of December 31, 2020 due to restricted shares units net of labor taxes was of R$ 63,331 and comprises all effects in the Equity Reserves: (a) IPO Bonus (R$ 29,124); (b) ILP Plan July (R$ 9,595) and Plan November (R$ 243).

23b. Share Capital

After accounting for the new Class A common shares issued and sold at the IPO, the Company had a total of 83,011,585 common shares issued and outstanding immediately following offering, 64,436,093 of these shares were Class B common shares beneficially owned by Cogna (which holds 97.2% of the combined voting power of our outstanding Class A and Class B common shares), and 18,575,492 of these shares are Class A common shares (which hold 2.8% of the combined voting power of our outstanding Class A and Class B common shares). As a result, Cogna continues to control the outcome of all decisions at our shareholders’ meetings and to elect a majority of the members of our board of directors.

On December 31, 2020, the Company’s share capital is R$ 4,787,432 divided into 83,011,585 shares of which 64,436,093 are Class B shares held by Cogna Group and 18,575,492 are Class A common shares held by others.

23c. Earning per share

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the year. The Company considers the diluted earnings per share, the number of common shares calculated added by the weighted average number of common shares that should be issued upon conversion of all dilutive potential shares into common shares; potential dilutive shares were deemed to have been converted into common shares at the beginning of the period.

	December 31, 2020	December 31, 2019	From October 11 to December 31, 2018

Loss Attributable to Parent Entity	(45,649)	(60,708)	(1,040)

Weighted average number of ordinary shares outstanding (thousand) (i)	83,012	83,012	83,012

Effects of diluition from ordinary potential shares- weighted averaged (thousand)

Share based- compensation ("Long term Plan") (ii)	903	-	-
Share based - compensation ("Bonus IPO") (ii)	411	-	-
Share based plan Migrated Cogna to Vasta (iii)	30	-	-

Total dilution effect	1,344	-	-

Basic loss per share - R$	(0.5499)	(0.7313)	(0.0125)

Diluted loss per share - R$	(0.5499)	(0.7313)	(0.0125)

(i)

The Company does not change its number of voting rights since the IPO on July 31, 2020. In the periods ended as of December 31, 2019 and from October 11 to December 2018 the company considered the number of shares the same of December 31, 2020.

(ii)	Refers to the share-based payments plans (“ILP”) and Bonus IPO, see item “Vasta Share Units Plan”.

(iii)

Refers to the Cogna Plan migrated to the Vasta Plan as restructuring in 2020, see item Cogna Share Unit Plan where Cogna Group migrated 330,222 shares corresponding to 29,736 shares all of them with voting rights.